Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting
Schedule of reportable segments for purposes of assessing performance

			Total
			segment
As at December 31, 2018	Mining	Energy	gross profit
Revenue	$567.1	$86.1	$653.2

Income/(expenses)
Costs of sales	$112.3	$5.9	$118.2
Depletion and depreciation	206.6	37.3	243.9
Segment gross profit	$248.2	$42.9	$291.1

			Total
			segment
As at December 31, 2017	Mining	Energy	gross profit
Revenue	$628.0	$47.0	$675.0

Income/(expenses)
Costs of sales	$137.4	$4.6	$142.0
Depletion and depreciation	246.3	22.6	268.9
Segment gross profit	$244.3	$19.8	$264.1

A reconciliation of total segment gross profit to the consolidated net income before income taxes is presented below:

	2018	2017
Total segment gross profit	$291.1	$264.1

Other operating (income)/expenses
General and administrative expenses	$22.6	$24.9
Impairment of royalty, streams and working interests	76.0	-
Gain on sale of bullion	(0.1)	(0.3)
Depreciation	3.8	4.1
Foreign exchange (gain) and other income (expenses)	(1.8)	(1.1)
Realized gain on investments	-	(2.0)
Impairment of investments	-	4.5
Income before finance items and income taxes	$190.6	$234.0

Finance items
Finance income	$3.1	$5.4
Finance expenses	(4.6)	(3.4)
Net income before income taxes	$189.1	$236.0

Schedule of geographical revenue and royalty, stream and working interests information

	2018	2017
Latin America:
Peru	$148.6	$153.1
Chile	70.5	105.2
Other	49.2	67.7
United States	137.2	100.2
Canada	122.6	125.5
Rest of World	125.1	123.3
	$653.2	$675.0

For the year ended December 31, 2018,  two interests generated revenue totaling $97.5 million and $70.5 million, (2017 – two interests generated revenue totaling $90.2 million and $105.2 million), comprising 14.9% and 10.8%, respectively (2017 – 13.4% and 15.6%, respectively) of revenue.

Royalty, stream and working interests as at December 31, 2018 and 2017 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2018	2017
Latin America:
Panama	$1,364.9	$734.4
Peru	886.2	953.2
Chile	504.0	533.4
Other	52.6	59.0
United States	931.1	622.5
Canada	503.9	666.7
Rest of World	312.9	370.0
	$4,555.6	$3,939.2